Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund XI
Entity Central Index Key	0000844048
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	20,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 338,806	$ 311,084
Property Net	1,965,694	2,000,962
Uncollected Rental Revenue	55,079	80,292
Prepaid Advertising	1,328	0
Other Assets	33,380	31,013
TOTAL	2,394,287	2,423,351
LIABILITIES:
Distribution due to Partners	151,515	151,515
Incentive Management Fee Liability	11,362	0
Property Management Fee Liability	10,439	9,438
Deferred Income	38,297	38,777
Accrued Expenses	28,278	23,519
Other Liabilities	59,952	73,791
Total Liabilities	299,843	297,040
PARTNERS' EQUITY:
General Partners	(68,722)	(68,404)
Limited Partners	2,163,166	2,194,715
Total Partners' Equity	2,094,444	2,126,311
Noncontrolling Interest in Real Estate Joint Venture	0	0
Total Equity	2,094,444	2,126,311
TOTAL	$ 2,394,287	$ 2,423,351

Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Self-storage rental income	$ 457,389	$ 467,340	$ 900,978	$ 935,767
Ancillary operating revenue	37,325	29,878	72,434	65,154
Interest and other income	9	31	19	66
TOTAL	494,723	497,249	973,431	1,000,987
EXPENSES:
Depreciation	21,663	57,639	35,268	134,877
Operating	236,990	241,173	447,776	451,194
General and administrative	48,076	50,746	132,481	125,340
General partners' incentive management fee	13,635	13,627	27,270	27,263
Property management fee	29,330	29,623	58,759	59,629
TOTAL	349,694	392,808	701,554	798,303
NET INCOME	145,029	104,441	271,877	202,684
LESS: net income attributable to the non-controlling interest	0	0	0	0
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	145,029	104,441	271,877	202,684
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	1,450	1,044	2,719	2,027
Limited partners	143,579	103,397	269,158	200,657
TOTAL	$ 145,029	$ 104,441	$ 271,877	$ 202,684
Weighted average limited partnership units outstanding	20,000	20,000	20,000	20,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 7.18	$ 5.17	$ 13.46	$ 10.3

Consolidated Statements of Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Non-controlling Interest	Total
BALANCE, Begining at Dec. 31, 2010	$ (68,404)	$ 2,194,715	$ 0	$ 2,126,311
Net Income Allocation	2,719	269,158	0	271,877
Distributions	(3,037)	(300,707)	0	(303,744)
BALANCE, Ending at Jun. 30, 2011	$ (68,722)	$ 2,163,166	$ 0	$ 2,094,444

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 271,877	$ 202,684
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	35,268	134,877
Net Income attributable to non-controlling interests	0	0
Changes in assets and liabilities:
Other assets	21,518	2,254
Incentive management fee payable to General Partners	11,362	2,273
Property management fees payable	1,001	(34)
Customer deposits and other liabilities	(9,560)	(10,908)
Net cash provided by operating activities	331,466	331,146
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	1,090
Net cash used in investing activities	0	(1,090)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(303,744)	(303,710)
Distributions paid to non-controlling interests	0	0
Net cash used in financing activities	(303,744)	(303,710)
NET INCREASE IN CASH AND CASH EQUIVALENTS	27,722	26,346
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	311,084	304,234
CASH AND CASH EQUIVALENTS AT END OF PERIOD	338,806	330,580
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	151515	151515

General	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
General

DSI Realty Income Fund XI (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated December 7, 1988. The General Partners are DSI Properties, Inc., a California corporation and RJC Capital Management, LLC and JWC Capital Management, LLC. The two LLCs are those of Robert J. Conway and Joseph W. Conway, two of the initial General Partners of Registrant. DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold twenty thousand (20,000) units of limited partnership interests aggregating Ten Million Dollars ( $10,000,000). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership has entered into four joint venture arrangements with affiliates of Dahn Corporation ("Dahn"). The Partnership and its joint venture partners have acquired mini-storage properties located in Whittier, California; Edgewater, New Jersey; Bloomingdale, Illinois; and Sterling Heights, Michigan. The properties were acquired from Dahn.

Pursuant to the terms of each joint venture agreement, annual profits (before depreciation) of each joint venture will be allocated to the Joint Venture Partners on the basis of actual distributions received, while annual losses (before depreciation) are to be allocated in proportion to the ownership percentages as specified below. Cash distributions are to be made to each Joint Venture Partner based upon each Joint Venture Partner's ownership percentage. However, the Joint Venture Partners have subordinated their rights to any distributions to the Partnership's receipt of an annual, noncumulative, 8% return (7.75% for the Whittier Mini Property) from the operation of the joint ventures.  A non-controlling interest in real estate joint venture is recorded to the extent of any distributions due to the Joint Venture Partners. As of June 30, 2011, no non-controlling interest in real estate joint venture was recorded as the requirements under the subordination agreement had not been met. The Joint Venture Partners are also entitled to receive a percentage, based upon a pre-determined formula, of the net proceeds from the sale of the properties.

The accompanying unaudited consolidated interim financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited consolidated interim financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. These unaudited interim consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Partnership's annual report on Form 10-K for the year ended December 31, 2010.

Fair Value of Financial Instruments

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Partnership must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for the Partnership beginning in fiscal 2012. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at June 30, 2011 and December 31, 2010, were as follows:

	June 30, 2011	December 31, 2010
Land	$ 1,894,250	$ 1,894,250
Buildings and improvements	6,696,131	6,696,131
Rental trucks under capital leases	163,382	163,382
Total	8,753,763	8,753,763
Less accumulated depreciation	(6,788,069)	(6,752,801)
Property, net	$ 1,965,694	$ 2,000,692

Net Income Per Limited Partnership Unit	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Net Income Per Limited Partnership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.

Allocation of Profits and Losses	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash distributions to limited partners in the fund.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into a management agreement with Dahn to operate its mini-storage facilities. The management agreement provides for a management fee equal to 6% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to  $58,759 and  $59,629 for the six month periods ended June 30, 2011 and 2010, respectively. Amounts payable to Dahn at June 30, 2011 and December 31, 2010 were  $10,439 and  $9,438, respectively.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

Events subsequent to June 30, 2011, have been evaluated through the date these unaudited interim consolidated financial statements were issued to determine whether they should be disclosed to keep the unaudited interim financial statements from being misleading. Management found no subsequent events that should be disclosed.